Sales Financing Receivables and Other Loan Receivables (Schedule of Age Analysis of Past Due Sales Financing Receivables by Type of Receivables and Region) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Up to 30 days Past due	¥ 9,321
31-60 days Past due	1,528
61-90 days Past due	509
Greater than 90 days Past due	2,866
Total Past due	14,224
Current	341,130
Total	355,354
Retail Finance Receivable [Member] | North America [Member]
Up to 30 days Past due	8,061
31-60 days Past due	868
61-90 days Past due	175
Greater than 90 days Past due	895
Total Past due	9,999
Current	183,986
Total	193,985
North America [Member]
Nonaccrual retail finance receivables	895
Long-Term Trade Accounts Receivable [Member] | Japan [Member]
Up to 30 days Past due	834
31-60 days Past due	278
61-90 days Past due	145
Greater than 90 days Past due	1,515
Total Past due	2,772
Current	49,215
Total	51,987
Finance Lease Receivable [Member] | Japan [Member]
Up to 30 days Past due	67
31-60 days Past due	14
61-90 days Past due	6
Greater than 90 days Past due	94
Total Past due	181
Current	9,485
Total	9,666
Finance Lease Receivable [Member] | Asia Outside Japan [Member]
Up to 30 days Past due	359
31-60 days Past due	368
61-90 days Past due	183
Greater than 90 days Past due	362
Total Past due	1,272
Current	98,444
Total	99,716
Retail Finance Receivable [Member]
Total	193,985
Finance Lease Receivable [Member]
Total	109,382
Long-Term Trade Accounts Receivable [Member]
Total	¥ 51,987